INVESTMENT SECURITIES (Tables)	3 Months Ended
Mar. 31, 2021
Investment Securities Activity
The amortized cost and estimated fair value of available-for-sale (AFS) securities as March 31, 2021 and December 31, 2020 is as follows:

The amortized cost and estimated fair value of available-for-sale (AFS) securities as March 31, 2021 and December 31, 2020 is as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
March 31, 2021
U.S. Government Agencies	$13,177	$215	$76	$13,316
Taxable municipals	5,654	138	59	5,733
Corporate bonds	5,790	137	—	5,927
Mortgage backed securities	21,257	326	267	21,316
Total Securities AFS	$45,878	$816	$402	$46,292

December 31, 2020
U.S. Government Agencies	$13,852	$322	$67	$14,107
Taxable municipals	5,157	188	—	5,345
Corporate bonds	5,893	186	31	6,048
Mortgage backed securities	22,565	388	47	22,906
Total Securities AFS	$47,467	$1,084	$145	$48,406

The following table details unrealized losses and related fair values in the AFS portfolio. This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and December 31, 2020.

The following table details unrealized losses and related fair values in the AFS portfolio. This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and December 31, 2020.

	Less than 12 Months		12 Months or More		Total
(Dollars are in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
March 31, 2021
U.S. Government Agencies	$1,048	$27	$3,970	$49	$5,018	$76
Taxable municipals	1,502	59	—	—	1,502	59
Mortgage backed securities	8,385	263	263	4	8,648	267
Total Securities AFS	$10,935	$349	$4,233	$53	$15,168	$402

December 31, 2020
U.S. Government Agencies	$1,479	$12	$3,829	$55	$5,308	$67
Taxable municipals	—	—	—	—	—	—
Corporate bonds	1,219	31	—	—	1,219	31
Mortgage backed securities	7,517	44	218	3	7,735	47
Total Securities AFS	$10,215	$87	$4,047	$58	$14,262	$145

The following table summarizes sales of AFS debt securities for the three months ended March 31,	The following table summarizes sales of AFS debt securities for the three months ended March 31,
(Dollars are in thousands)	2021	2020
Proceeds	$—	$1,025
Gains	—	7
Losses	—	(3)
Tax benefit	—	(1)

The amortized cost and fair value of investment securities at March 31, 2021, by contractual maturity, are shown in the following schedule. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and fair value of investment securities at March 31, 2021, by contractual maturity, are shown in the following schedule. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars are in thousands) Securities Available-for-Sale	Amortized Cost	Fair Value	Weighted Average Yield
Due in one year or less	$1,029	$1,042	1.96%
Due after one year through five years	6,433	6,560	3.45%
Due after five years through ten years	8,905	9,118	2.78%
Due after ten years	29,511	29,572	1.77%
Total	$45,878	$46,292	2.20%